Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	6,519,874	6,278,481
Treasury stock, shares	243,638	243,638